SCHEDULE OF CHANGE IN FAIR VALUE OF COMPANY’S LEVEL 3 (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 20,103,425	$ 670,262
Additions, net	12,217,371	17,768,404
Conversions		(2,093,224)
Change in fair value		3,757,983
Ending balance	10,000,931	20,103,425
Conversions	(14,133,750)
Change in fair value	(8,186,115)
Contingent Put Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		670,262
Additions, net		3,052
Conversions
Change in fair value		(673,314)
Ending balance
Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	16,799,837
Additions, net	8,480,000	15,900,000
Conversions		(2,093,224)
Change in fair value		2,993,061
Ending balance	8,586,102	16,799,837
Conversions	(14,133,750)
Change in fair value	(2,559,985)
Liability Classified Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	3,303,588
Additions, net	3,737,371	1,865,352
Conversions
Change in fair value		1,438,236
Ending balance	1,414,829	$ 3,303,588
Conversions
Change in fair value	$ (5,626,130)